Acquired Intangible Assets, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 11,223	$ 11,119	$ 11,112
Future amortization expenses for 2021	11,222
Future amortization expenses for 2022	11,222
Future amortization expenses for 2023	11,222
Future amortization expenses for 2024	11,222
Future amortization expenses for 2025 and thereafter	18,701
Loss from impairment of intangible assets	$ 0	$ 0		$ 291,817